Basis of Preparation (Details)	12 Months Ended
Dec. 31, 2019
Disclosure of basis of preparation of financial statements [text block] [Abstract]
Foreige exchange rate, description	For the convenience of the reader, the reported NIS figures as at December 31, 2019, have been presented in US$, translated at the representative rate of exchange as at December 31, 2019 (NIS 3.456 = US$ 1.00).